Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Accounting Policies [Line Items]
Summary of Property Plant Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method over the following estimated useful lives:

Electronic equipment	3 years
Furniture and office equipment	5 years
Vehicles	4 years
Leasehold improvement	shorter of expected lives of leasehold improvement and lease term

Summary of Finite Lived Intangible Assets Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Copyright	1-3 years
Software	1-5 years
Trademark and others	3-5 years

Summary of Contract Liabilities Consist of Deferred Revenue
Contract liabilities primarily consist of deferred revenue which comprises unconsumed virtual currency, unamortized revenue from time-based virtual items and unamortized subscription fees for podcast services:

	January 1, 2017	December 31, 2017	December 31, 2018	December 31, 2019
Deferred revenue	1,056	5,878	10,668	14,530

Summary of Accounts Receivable	The accounts receivable arises primarily from its advertising customers.

	December 31, 2018	December 31, 2019
Accounts receivable	6,485	2,979

Service Provider Concentration Risk [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details

	For the year ended December 31,
	201 7	2018	2019
Total number of advertising and promotional service providers	125	245	236
Number of service providers that accounted for 10% or more of the Group’s advertising and promotional expenses	1	—	2
Total percentage of the Group’s advertising and promotional expenses that were paid to these service providers who accounted for 10% or more of the Group’s advertising and promotional service expenses	16.0%	—	36.0%

Accounts Receivable [Member]
Disclosure of Accounting Policies [Line Items]
Summary of Advertising and Promotional Service Providers Details
There was one and two customers had receivable balances derived from advertising business exceeding l0% of the total accounts receivable balances of the Group as of December 31, 2018 and 2019, respectively, as follows:

	December 31, 2018	December 31, 2019
Customer A	84.9%	48.3%
Customer B	—	50.3%